Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our operating segments based on segment income before income taxes. We make our capital allocation decisions based on the strategic needs of the business, needs of the network (wireless or wireline) providing services and demands to provide emerging services to our customers. Actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in each reportable segment's results. The customers and long-lived assets of our reportable segments are predominantly in the United States. We have three reportable segments: (1) Wireless, (2) Wireline and (3) Other. Our operating results prior to May 9, 2012, also included our sold Advertising Solutions segment.

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless data and voice communications services. This segment includes our portion of the results from our mobile payment joint venture marketed as the Isis Mobile WalletTM (ISIS), which is accounted for as an equity method investment.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with data and voice communications services, AT&T U-verse® high-speed broadband, video and voice services and managed networking to business customers.

The Other segment includes our portion of the results from equity method investments in América Móvil, S.A. de C.V. (América Móvil), and YP Holdings LLC (YP Holdings), and costs to support corporate-driven activities and operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans.

Segment Results, including a reconciliation to AT&T consolidated results, for 2013, 2012, and 2011 are as follows:
At December 31, 2013 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$21,719	$33,593	$-	$-	$-	$55,312
Voice, text and other	39,833	20,333	-	-	-	60,166
Equipment and other	8,347	4,888	-	39	-	13,274
Total segment operating revenues	69,899	58,814	-	39	-	128,752
Operations and support expenses	44,508	41,638	-	1,316	(7,584)	79,878
Depreciation and amortization expenses	7,468	10,907	-	20	-	18,395
Total segment operating expenses	51,976	52,545	-	1,336	(7,584)	98,273
Segment operating income (loss)	17,923	6,269	-	(1,297)	7,584	30,479
Interest expense	-	-	-	-	3,940	3,940
Equity in net income (loss) of affiliates	(75)	2	-	715	-	642
Other income (expense) – net	-	-	-	-	596	596
Segment income (loss) before income taxes	$17,848	$6,271	$-	$(582)	$4,240	$27,777
Segment Assets	$141,196	$123,714	$-	$12,875	$2	$277,787
Investments in and advances to equity method affiliates	61	-	-	3,799	-	3,860
Expenditures for additions to long-lived assets	11,191	10,036	-	1	-	21,228

At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$18,297	$31,841	$-	$-	$-	$50,138
Voice, text and other	40,889	22,614	-	-	-	63,503
Equipment and other	7,577	5,118	1,049	49	-	13,793
Total segment operating revenues	66,763	59,573	1,049	49	-	127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,243	170	(1,016)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(1)	-	815	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,242	$170	$(201)	$(13,304)	$10,439
Segment Assets	$132,556	$125,340	$-	$14,416	$3	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

For the year ended December 31, 2011			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$14,861	$29,548	$-	$-	$-	$44,409
Voice, text and other	41,865	25,121	-	-	-	66,986
Equipment and other	6,489	5,480	3,293	66	-	15,328
Total segment operating revenues	63,215	60,149	3,293	66	-	126,723
Operations and support expenses	41,282	41,361	5,175	5,030	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,976	5,561	5,077	6,280	117,505
Segment operating income (loss)	15,604	7,173	(2,268)	(5,011)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	(2)	-	815	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,171	$(2,268)	$(4,196)	$(9,566)	$6,716